Commitments and contingencies - Additional Information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Other interests
Disclosure of commitments
Commitment	$ 250	$ 196
Letter of credit
Disclosure of commitments
Commitment	$ 50	$ 39	$ 50	$ 38